CHANGE IN OPERATING WORKING CAPITAL - Components (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CHANGE IN OPERATING WORKING CAPITAL
Change in accounts receivable and other		$ 7	$ (2)	$ (4)	$ 6	$ 2
Change in other current assets		1	3	(4)	(1)	(1)
Change in accounts payable and accrued liabilities		(3)	3	5	(2)	29
Change in state income taxes payable			9		(5)	2
Change in accounts payable to affiliates		(1)	(4)		(15)	(6)
Change in accrued interest		3	5	2	(3)	3
Change in operating working capital	[1]	$ 7	$ 14	$ (1)	$ (20)	$ 29

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).